Long-Term Incentive Plans	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Long-Term Incentive Plans

Note 11. Long-Term Incentive Plan

In June 2014, our Board adopted the Memorial Resource Development Corp. 2014 Long Term Incentive Plan (“MRD LTIP”) for the employees of the Company and the Board. The MRD LTIP became effective upon filing of a registration statement on Form S-8 with the SEC on June 18, 2014. The MRD LTIP provides for potential grants of stock options, stock appreciation rights, restricted stock awards, restricted stock units, bonus stock, dividend equivalents, performance awards, annual incentive awards, and other stock-based awards. The MRD LTIP initially limits the number of common shares that may be delivered pursuant to awards under the plan up to 19,250,000 common shares. Common shares that are cancelled, forfeited or withheld to satisfy exercise prices or tax withholding obligations will be available for delivery pursuant to other awards. The MRD LTIP will be administered by our Board or a committee thereof. Restricted stock awards granted to our employees subsequent to our initial public offering generally vest ratably on a three-year annual vesting schedule from the date of the grant.

In connection with our initial public offering, our Board approved an aggregate award of 1,052,633 shares of restricted stock under the MRD LTIP to certain of our key employees, including each of our executive officers. These restricted stock awards will vest ratably on a four-year annual vesting schedule from the date of the grant and are subject to restrictions on transferability and customary forfeiture provisions. An award of 5,263 shares of restricted stock was also granted to each of our independent directors. These restricted stock awards will vest one year from the date of the grant and are also subject to restrictions on transferability and customary forfeiture provisions.

Award recipients are entitled to all the rights of absolute ownership of the restricted common shares, including the right to vote those shares and to receive dividends thereon if, as, and when declared by our Board. The term “restricted common share” represents a time-vested share. Such awards are non-vested until the required service period expires.

The following table summarizes information regarding restricted common share awards granted under the MRD LTIP for the periods presented:

	Number of Shares	Weighted-Average Grant Date Fair Value per Share (1)
Restricted common shares outstanding at January 1, 2014	—	$—
Granted (2)	1,068,422	$19.00
Forfeited	(9,211)	$19.00
Restricted common shares outstanding at December 31, 2014	1,059,211	$19.00
Granted (3)	938,558	$18.80
Forfeited	(54,569)	$18.83
Vested	(274,355)	$19.00
Restricted common shares outstanding at December 31, 2015	1,668,845	$18.89

(1)	Determined by dividing the aggregate grant date fair value of awards by the number of awards issued.
(2)	The aggregate grant date fair value of restricted common share awards issued in 2014 was $20.3 million based on grant date market price of $19.00 per share
(3)	The aggregate grant date fair value of restricted common share awards issued in 2015 was $17.6 million based on grant date market prices ranging from $17.58 to $18.91 per share.

The following table summarizes the amount of recognized compensation expense associated with these awards that are reflected in the accompanying statements of operations for the periods presented (in thousands):

For the Year Ended December 31,
2015	2014
$8,788	$2,804

The unrecognized compensation cost associated with restricted common share awards was an aggregate $25.1 million at December 31, 2015. We expect to recognize the unrecognized compensation cost for these awards over a weighted-average period of 2.42 years.

Subsequent event. An award of 8,023 shares of restricted stock was granted to each of our independent directors on January 8, 2016 and will vest one year from the date of grant.